Subsequent events (Details Narrative)	Jul. 14, 2026 $ / shares shares
Statement [Line Items]
Warrants vested	5,545,880
Warrants
Statement [Line Items]
Warrants vested	8,334,465
Number of shares, outstanding	13,880,345
Cumulative purchases	280,000,000
Exercise price | $ / shares	$ 8.56
Warrants expire date	July 14, 2036